Receivables and Other Assets - Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Receivables and Other Assets [Abstract]
Amortization expense related to deferred leasing costs	$ 2,296	$ 2,204	$ 4,523	$ 4,427
Interest expense related to deferred financing costs	$ 1,560	$ 431	$ 2,913	$ 862